VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—2.5%
Cellnex Telecom S.A. (Spain)	54,510	$ 2,115
Energy—16.2%
Cheniere Energy, Inc. (United States)	26,305	3,500
Enbridge, Inc. (Canada)	57,892	2,447
ONEOK, Inc. (United States)	31,916	1,771
Pembina Pipeline Corp. (Canada)	48,669	1,720
Targa Resources Corp. (United States)	38,465	2,295
TC Energy Corp. (Canada)	16,952	878
Williams Cos., Inc. (The) (United States)	43,775	1,366
		13,977

Industrials—28.8%
Aena SME S.A. (Spain)(1)	24,114	3,064
Aeroports de Paris (France)(1)	6,295	797
Atlantia SpA (Italy)	120,387	2,824
Auckland International Airport Ltd. (New Zealand)(1)	298,740	1,340
Canadian National Railway Co. (Canada)	11,977	1,347
Canadian Pacific Railway Ltd. (Canada)	19,030	1,329
CSX Corp. (United States)	68,952	2,004
Ferrovial S.A. (Spain)	68,905	1,747
Flughafen Zurich AG Registered Shares (Switzerland)(1)	9,283	1,403
Norfolk Southern Corp. (United States)	9,575	2,176
Transurban Group (Australia)	403,124	4,001
Union Pacific Corp. (United States)	6,665	1,422
Vinci S.A. (France)	15,939	1,419
		24,873

Real Estate—9.6%
American Tower Corp. (United States)	19,179	4,902
Crown Castle International Corp. (United States)	20,218	3,404
		8,306

Utilities—42.1%
Ameren Corp. (United States)	13,734	1,241
American Water Works Co., Inc. (United States)	6,163	917
Atmos Energy Corp. (United States)	14,295	1,602
CenterPoint Energy, Inc. (United States)	83,591	2,473
CMS Energy Corp. (United States)	15,652	1,057
Dominion Energy, Inc. (United States)	47,309	3,776
EDP - Energias de Portugal S.A. (Portugal)	316,932	1,479
Enel SpA (Italy)	219,030	1,198
Entergy Corp. (United States)	7,985	899
Evergy, Inc. (United States)	20,730	1,353
Eversource Energy (United States)	23,048	1,947
Iberdrola S.A. (Spain)	138,417	1,435
National Grid plc (United Kingdom)	200,851	2,572
	Shares	Value

Utilities—continued
NextEra Energy, Inc. (United States)	61,444	$ 4,759
Orsted AS (Denmark)	10,976	1,147
Public Service Enterprise Group, Inc. (United States)	31,190	1,974
Sempra Energy (United States)	21,499	3,231
Southern Co. (The) (United States)	20,704	1,476
Xcel Energy, Inc. (United States)	25,490	1,804
		36,340

Total Common Stocks (Identified Cost $75,928)		85,611

Total Long-Term Investments—99.2% (Identified Cost $75,928)		85,611

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(2)	315,192	315
Total Short-Term Investment (Identified Cost $315)		315

TOTAL INVESTMENTS—99.5% (Identified Cost $76,243)		$85,926
Other assets and liabilities, net—0.5%		390
NET ASSETS—100.0%		$86,316

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	60%
Spain	10
Canada	9
Italy	5
Australia	5
United Kingdom	3
France	2
Other	6
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$85,611	$85,611
Money Market Mutual Fund	315	315
Total Investments	$85,926	$85,926
There were no securities valued using  significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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